INVESTMENT IN AN ASSOCIATED COMPANY	12 Months Ended
Dec. 31, 2018
Statements Line Items
INVESTMENTS IN ASSOCIATED COMPANIES [Text Block]

8. INVESTMENT IN AN ASSOCIATED COMPANY

During the year ended December 31, 2018, the Company derecognized a 39.99% equity investment in IGC and reallocated the fair value of the remaining investment to FVTPL (Note 3).

On December 12, 2018, IGC underwent a recapitalization in which the Company did not participate and its investment was diluted to 19.9% and derecognized its investment in IGC as an associated entity. Prior to the derecognition of IGC as an investment in an associated entity, including the conversion of convertible notes and related interest due from IGC, cash purchases of shares including the exercise of warrants, and loan fees received in shares, the Company had invested an aggregate of US$13,136,977 towards its investment (December 31, 2017 - US$11,354,977). At December 31, 2018, the Company’s equity investment including dilution gains or losses, less its share of accumulated equity gains and losses, and any distributions received was $Nil (December 31, 2017 - $7,578,989).

The changes in the investment in IGC for the years ended December 31, 2018 and 2017 are as follows:

IGC
Balance - December 31, 2016	4,992,823
Additional investments in IGC	3,077,171
Dilution gain	503,543
Share of equity loss	(994,548)
Balance - December 31, 2017	7,578,989
Additional investments in IGC	2,265,157
Dilution loss	(577,963)
Share of equity income	98,919,337
Equity investment share based payments	246,718
Distributions received	(89,489,936)
Loss on derecognition of an investment in associated entity	(18,030,825)
Derecognized as an investment in associated entity	(911,477)
Balance - December 31, 2018	$-

As at December 31, 2018 and 2017, IGC’s aggregate assets, aggregate liabilities and net income (loss) for the year ended are as follows:

IGC	December 31, 2018	December 31, 2017
Aggregate assets	N/A	$6,127,735
Aggregate liabilities	N/A	(1,108,694)
Income (loss) for the year	N/A	(2,713,490)
The Company's ownership %	19.9%	41%
The Company's share of income (loss) for the year	98,919,337	(994,548)

The Company holds a 19.9% interest in IGC, has a minority position on the Board of IGC, and does not control operational decisions. The Company’s judgment is that it does not have control or significant influence of IGC, and accordingly accounting for the remaining investment in IGC as FVTPL is appropriate.

IGC – Sale of Malmyzh

On October 10, 2018, the Company was notified by IGC that the sale of the Malmyzh project to RCC for US$200 million had closed. Of this amount, US$190 million was released from escrow, with the remaining US$10 million to be held in escrow and released subject to certain conditions over the next 12 months. IGC distributed the net sale proceeds to membership unit holders by way of a combination of share-buy back and dividends. For its 39.99% interest in IGC the Company received its initial cash distribution of $84,246,645. A second cash distribution to the Company of $5,450,764 (US$4 million) has been accrued as a receivable (Note 4) pending release from escrow.

Credit Facilities

In support of the sale of Malmyzh, on September 27, 2018, EMX borrowed US$18.5 million from Sprott Private Resource Lending (Collector), LP (“Sprott”) and then loaned the US$18.5 million to IGC.

Sprott Private Resource Lending (Collector), LP – US$18,500,000

The loan made under the Sprott credit facility had a maturity date of January 31, 2019 and carried an annual interest rate of 12%, payable monthly. In connection with the Sprott loan, EMX issued 381,321 common shares valued at $602,487 (US$465,212) or $1.58 per share, paid cash fees of US$550,000, and legal fees of US$194,224.

During the year ended December 31, 2018, using an annual effective interest rate of 30.83%, the Company recorded interest expense of $271,921 (US$208,296). The loan was fully repaid on October 12, 2018 upon receipt of the distribution from IGC and the Company recorded a loss of $1,481,950 from the early settlement. Included in restricted cash and due to EMX is $86,330 in funds held in trust as part of the Sprott agreement.

IG Copper LLC – US$18,500,000

Concurrent with the Sprott credit facility for US$18,500,000, on September 27, 2018 EMX loaned US$18,500,000 to IGC to facilitate the Malmyzh property sale. The terms of the arrangement were identical to the Sprott loan to EMX. As such, in connection with the EMX Loan, IGC issued to EMX 37,000 membership units in IGC at US$10/membership unit, reimbursed EMX for fees, interest payments, and reimbursement of all legal costs. IGC further agreed to pay EMX an additional fee of US$550,000.

During the year ended December 31, 2018, using an annual effective interest rate of 38.64%, the Company recorded interest income of $332,078 (US$254,377). The loan was fully repaid on October 12, 2018 by IGC from the proceeds received from the sale of Malmyzh and the Company recorded a gain of $2,014,950 from the early settlement.

During the year ended December 31, 2018, the Company loaned IGC US$300,000 with no specific terms of repayment, to be settled from proceeds from the sale of Malmyzh. The loan was fully repaid on October 15, 2018 including $63,926 (US$49,000) in interest.